Leases (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of information about lease asset and liabilities
(i) Amounts recognized in the Statement of Financial Position:

	12.31.21	12.31.20
Right-of-use asset (1)	4,504,770	6,117,050
Real estate	4,504,770	6,117,050
Lease Liabilities (2)	4,381,601	6,586,196

(1)	Recorded in Property, Plant and Equipment.
(2)	Recorded in Other Financial Liabilities, see Note 25.

Summary of information about income statement disclosures of leases
(ii) Amounts recognized in the Statement of Income:

	12.31.21	12.31.20
Charge for depreciation of right-of-use assets (1)(2)	2,025,313	1,980,809
Interest Expenses (3)	530,330	602,031
Expenses related to short-term leases (4)	249,575	213,884
Expenses related to low-value assets leases (4)	235,398	252,296
Sublease Income (5)	2,230	14,777

(1)	Depreciation for right of use of Real Property.
(2)	Recorded in Depreciation and Impairment of assets, see Note 39.
(3)	Recorded in Other Operating Expenses, Lease Interest, see Note 40.
(4)	Recorded in Administrative Expenses, see Note 38.
(5)	Recorded in Other Operating Income, see Note 34.

Summary of quantitative information about right of use assets and lease liabilities
The roll forward of right
-of-use
assets and lease liabilities during the years 2021 and 2020 is as follows:

Right-of-use assets	12.31.21	12.31.20
Balances at the beginning of the year	6,117,050	7,564,491
Additions	602,421	950,004
Cancellation of contracts	(189,388)	(416,636)
Depreciation of the year	(2,025,313)	(1,980,809)

Balances at the end of the year	4,504,770	6,117,050

Lease liabilities (1)	12.31.21	12.31.20
Balances at the beginning of the year	6,586,196	7,743,286
New contracts	602,421	950,004
Cancellation of contracts	(189,388)	(416,636)
Lease payments	(1,736,133)	(2,012,188)
Leases financial cost	530,330	602,031
Translation differences and inflation adjustment	(1,411,825)	(280,301)

Balances at the end of the year	4,381,601	6,586,196

(1)	Recorded in the item Other Financial Liabilities, see Note 25.